Post employment benefits - Income statement expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Post employment benefits
Defined contribution plans	€ 183	€ 175	€ 167
Defined benefit plans	34	37	(29)
Total amount charged to income statement	217	212	138
Amount charged to income statement	€ 217	212	138
Discontinued Operations
Post employment benefits
Total amount charged to income statement		32	30
Amount charged to income statement		€ 32	€ 30